Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Reconciliation of goodwill
Changes in the carrying amount of goodwill during the years ended December 31, 2020 and 2019 were as follows:

Total
Balance at December 31, 2018	$3,150
Addition to goodwill from Charter acquisition	9,953

Balance at December 31, 2019	13,103
Measurement period adjustment to goodwill from charter acquisition	(73)

Balance at December 31, 2020	$13,030

Reconciliation of intangibale assets
The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2020	2019
Core deposit intangible	$739	$766
Accumulated amortization	(109)	(27)

Total finite-lived intangible assets	$630	$739

Summary of finite lived intangible assets future amortization expense	The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year Ending December 31,	Amount
2021	$109
2022	109
2023	109
2024	109
2025	109
Thereafter	85

$630